Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

12. RELATED PARTY TRANSACTIONS

For the years ended December 31, 2025 and 2024, the Company has following transactions with related parties:

	For the year ended December 31, 2025	For the year ended December 31, 2024
Purchases
- Insite MY International, Inc.	$44,376	$77,294

Leasing
- Office space leasing	95,995	94,981

Total	$140,371	$172,275

Our Chief Executive Officer, Mr. Kai Cheong Wong is a majority shareholder of Insite MY International, Inc.

For the years ended December 31, 2025 and 2024, the Company has paid $45,052 and $42,288 respectively to our Chief Executive Officer, Mr. Kai Cheong Wong, pertaining to leasing of office space.

For the years ended December 31, 2025 and 2024, the Company has paid $50,943 and $52,693 respectively to Ms. Tan Siew Meng, the spouse of our Chief Executive Officer, Mr. Kai Cheong Wong, pertaining to leasing of office spaces.